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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       SEPTEMBER 30, 2007
                                                     ------------------

Check here if Amendment            [ ];              Amendment Number:_______

This Amendment (Check only one.):  [ ]   is a restatement.
                                   [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  RIVERSIDE ADVISORS, LLC
                  --------------------------------------------------------------
Address:               3280 PEACHTREE ROAD, NW  SUITE 2670
                  --------------------------------------------------------------
                       ATLANTA, GEORGIA  30305
                  --------------------------------------------------------------

Form 13F File Number:      28-10856
                           --------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                  BRIAN SIMMONS
                           -----------------------------------------------------
         Title:                 CHIEF COMPLIANCE OFFICER
                           -----------------------------------------------------
         Phone:                 (404)  949-3101
                           -----------------------------------------------------

Signature, Place, and Date of Signing:

         /S/BRIAN SIMMONS          ATLANTA, GEORGIA              10/15/07
      ----------------------    ----------------------    ----------------------
           [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

        NONE


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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        NONE
                                                    ----------------------------

Form 13F Information Table Entry Total:                   55
                                                    ----------------------------

Form 13F Information Table Value Total:              $    258,546
                                                     ---------------------------
                                                            (thousands)


List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE


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

                                                                                               Voting Authority

                                    Title of             Value      SHRs or                   Investment  Other
Name of Issuer                       Class    CUSIP     (x$1000)   PRN Amount SH/PRN Put/Call Discretion Managers Sole  Shared  None
--------------                      ------- ---------   --------   ---------  ------ -------- ---------- -------- ----  ------  ----
Abercrombie & Fitch Co.               COM   002896207     1,775    22,000 SH          SOLE                              1,775
Aflac Inc                             COM   001055102     5,385    94,400 SH          SOLE                              5,385
American Inter- national Group, Inc.  COM   026874107     3,098    45,800 SH          SOLE                              3,098
ANADIGICS INC                         COM   032515108     3,394   187,700 SH          SOLE                              3,394
ANIXTER INTERNATIONAL INC             COM   035290105     6,423    77,900 SH          SOLE                              6,423
ASPREVA PHARMACEUTICALS               COM   04538T109     2,306   112,400 SH          SOLE                              2,306
ATWOOD OCEANICS INC.                  COM   050095108     8,246   107,700 SH          SOLE                              8,246
BAKER HUGHES INC                      COM   057224107     1,916    21,200 SH          SOLE                              1,916
BE AEROSPACE INC                      COM   073302101     6,612   159,200 SH          SOLE                              6,612
BEAZER HOMES USA INC                  COM   07556Q105     2,896   351,000 SH          SOLE                              2,896
BUCYRUS ITERNATIONAL                  COM   118759109     6,702    91,900 SH          SOLE                              6,702
CAMECO CORP                           COM   13321L108     6,081   131,500 SH          SOLE                              6,081
Cameron Internationa l Corporation    COM   13342B105     7,171    77,700 SH          SOLE                              7,171
CHART INDUSTRIES                      COM   16115Q308     2,679    83,300 SH          SOLE                              2,679
CHINA EXPERT TECHNOLOGY               COM   16938D104        90   161,150 SH          SOLE                                 90
CHINA SECURITY & SURVEILLANC          COM   16942J105     2,107    86,700 SH          SOLE                              2,107
CHN GLOBAL N.V.                       COM   N20935206     7,198   118,500 SH          SOLE                              7,198
CITADEL BROADCASTING CORP             COM   17285T106         1       300 SH          SOLE                                  1
CommScope, Inc                        COM   203372107     5,833   116,100 SH          SOLE                              5,833
Diamond Offshore Drilling, Inc.       COM   25271C102    10,649    94,000 SH          SOLE                             10,649
EBAY INC                              COM   278642103     5,900   151,206 SH          SOLE                              5,900
ENSCO International Incorporated      COM   26874Q100     3,243    57,800 SH          SOLE                              3,243
FISERV INC                            COM   337738108     2,746    54,000 SH          SOLE                              2,746
GLOBAL SANTA FE CORP                  COM   G3930E101     6,758    88,900 SH          SOLE                              6,758
HELIX ENERGY SOLUTIONS GROUP          COM   42330P107     3,898    91,800 SH          SOLE                              3,898
HERCULES OFFSHORE                     COM   427093109     1,679    64,300 SH          SOLE                              1,679
HUMANA INC                            COM   444859102     5,528    79,100 SH          SOLE                              5,528
INTL BUSINESS MACHINES CORP           COM   459200101     6,102    51,800 SH          SOLE                              6,102
JINDAL STAINLESS LTD                  COM   997516TJ8       848   198,500 SH          SOLE                                848
KNOLL INC                             COM   498904200     1,515    85,400 SH          SOLE                              1,515
Mobile Telesystems-sp                 COM   607409109     7,333   105,800 SH          SOLE                              7,333
Morgan Stanley                        COM   617446448     7,025   111,500 SH          SOLE                              7,025
NABORS INDUSTRIES LTD                 COM   G6359F103     2,194    71,300 SH          SOLE                              2,194
NCR CORP                              COM   62886E108     3,033    60,900 SH          SOLE                              3,033
NII HOLDINGS INC                      COM   62913F201     6,342    77,200 SH          SOLE                              6,342
NOBLE CORP.                           COM   G65422100     5,709   116,400 SH          SOLE                              5,709
Nokia Corp - Spon ADR                 COM   654902204     6,972   183,800 SH          SOLE                              6,972
OPEN JT STK CO-VIMPEL COMMUN          COM   68370R109     8,999   332,800 SH          SOLE                              8,999
ORACLE CORP                           COM   68389X105     3,408   157,400 SH          SOLE                              3,408
OSHKOSH TRUCK CORP                    COM   688239201     3,123    50,400 SH          SOLE                              3,123
OWENS-ILLINOIS INC                    COM   690768403     3,196    77,100 SH          SOLE                              3,196
Patterson-UTI Energy , Inc.           COM   703481101     1,468    65,033 SH          SOLE                              1,468
Prudential Financial , Inc.           COM   744320102     7,143    73,200 SH          SOLE                              7,143
Reinsurance Group of America          COM   759351109     7,001   123,500 SH          SOLE                              7,001
RESEARCH IN MOTION                    COM   760975102     7,519    76,300 SH          SOLE                              7,519
ROCKWELL AUTOMATION INC               COM   773903109     2,954    42,500 SH          SOLE                              2,954
ROWAN COMPANIES INC                   COM   779382100     2,846    77,800 SH          SOLE                              2,846
SEI Investments Company               COM   784117103     6,905   253,100 SH          SOLE                              6,905
SMITH INTERNATIONAL INC               COM   832110100     3,677    51,500 SH          SOLE                              3,677
Terex Corporation                     COM   880779103     6,685    75,100 SH          SOLE                              6,685
TRANSOCEAN INC.                       COM   G90078109     5,076    44,900 SH          SOLE                              5,076
TRINA SOLAR LTD ADR                   COM   89628E104     1,174    20,600 SH          SOLE                              1,174
Unit Corporation                      COM   909218109     1,665    34,400 SH          SOLE                              1,665
UnitedHealth Group Incorporated       COM   91324P102    10,621   219,300 SH          SOLE                             10,621
WellPoint Inc.                        COM   94973V107     7,703    97,600 SH          SOLE                              7,703

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